Prospectus Supplement

September 21, 2015

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 21, 2015 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2015

Global Franchise Portfolio
(the "Portfolio")

On or about September 30, 2015, the Portfolio will recommence offering Class A shares and commence offering Class C shares. Accordingly, effective September 30, 2015, the Prospectus is revised as follows:

The first two paragraphs under the section of the Prospectus entitled "Portfolio Summary—Global Franchise Portfolio—Purchase and Sale of Portfolio Shares" are hereby deleted and replaced with the following:

The Fund has suspended offering Class L shares of the Portfolio to all investors. The Class L shareholders of the Portfolio do not have the option of purchasing additional Class L shares. However, the existing Class L shareholders may invest through reinvestment of dividends and distributions.

The section of the Prospectus entitled "Shareholder Information—Share Class Arrangements" is hereby deleted and replaced with the following:

Share Class Arrangements

The Fund has suspended offering Class L shares of the Portfolios to all investors. The Class L shareholders of the Portfolios do not have the option of purchasing additional Class L shares. However, the existing Class L shareholders may invest through reinvestment of dividends and distributions.

The Fund currently offers investors Class I, Class A and Class C shares of each Portfolio, and Class IS shares of the Emerging Markets Leaders, Emerging Markets, Frontier Emerging Markets, Global Franchise (offered through a separate prospectus), Global Infrastructure, Global Quality and International Equity Portfolios. Class I and Class IS shares are not subject to a sales charge and are not subject to a distribution and/or shareholder service (12b-1) fee. The Class L shares of the Portfolios are currently closed to all investors except in the limited circumstances set forth in this Prospectus. Class C shares are sold at NAV with no initial sales charge, but are subject to a CDSC of 1.00% on sales made within one year after the last day of the month of purchase. Class I and Class IS shares generally require investments in minimum amounts that are substantially higher than Class A, Class L and Class C shares.

The asterisk following the Portfolio's name in the table in the Prospectus listing the Fund's current portfolios under the section of the Prospectus entitled "Shareholder Information" is hereby deleted. The footnote immediately following such table is hereby deleted and replaced with the following:

* Class A shares of the Small Company Growth Portfolio are currently closed to new investors. Class I shares and Class IS shares of the Small Company Growth Portfolio are closed to new investors, with certain exceptions. Class C shares of the Emerging Markets Domestic Debt, Opportunity and Small Company Growth Portfolios are not being offered at this time. Class L shares of the Emerging Markets Leaders Portfolio are not being offered at this time. Class H shares of the International Real Estate Portfolio are currently closed to all investors.

Please retain this supplement for future reference.

  MSIGLINSPT4-0915

Statement of Additional Information Supplement

September 21, 2015

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 21, 2015 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2015

Global Franchise Portfolio
(the "Portfolio")

On or about September 30, 2015, the Portfolio will recommence offering Class A shares and commence offering Class C shares. Accordingly, effective September 30, 2015, the Statement of Additional Information is revised as follows:

The table of the Statement of Additional Information listing the Fund's current portfolios is hereby deleted and replaced with the following:

Share Class and Ticker Symbol
	Class I	Class A	Class H	Class L*	Class C	Class IS
GLOBAL AND INTERNATIONAL EQUITY PORTFOLIOS:
Active International Allocation Portfolio	MSACX	MSIBX	—	MSLLX	MSAAX	—
Asian Equity Portfolio	MEQIX	MEQPX	—	MEQLX	MSAPX	—
Emerging Markets Leaders Portfolio	MELIX	MELAX	—	MELLX	MEMLX	MELSX
Emerging Markets Portfolio	MGEMX	MMKBX	—	MSELX	MSEPX	MMMPX
Frontier Emerging Markets Portfolio	MFMIX	MFMPX	—	MFMLX	MSFEX	MSRFX
Global Advantage Portfolio	MIGIX	MIGPX	—	MIGLX	MSPTX	—
Global Discovery Portfolio	MLDIX	MGDPX	—	MGDLX	MSPCX	—
Global Franchise Portfolio	MSFAX	MSFBX	—	MSFLX	MSGFX	—
Global Infrastructure Portfolio**	MTIIX	MTIPX	—	MTILX	MSGTX	MSGPX
Global Insight Portfolio	MBPIX	MBPHX	—	MBPLX	MSIZX	—
Global Opportunity Portfolio	MGGIX	MGGPX	—	MGGLX	MSOPX	MGTSX
Global Quality Portfolio	MGQIX	MGQAX	—	MGQLX	MSGQX	MGQSX
Global Real Estate Portfolio	MRLAX	MRLBX	—	MGRLX	MSRDX	MGREX
International Advantage Portfolio	MFAIX	MFAPX	—	MSALX	MSIAX	—
International Equity Portfolio	MSIQX	MIQBX	—	MSQLX	MSECX	MIQPX
International Opportunity Portfolio	MIOIX	MIOPX	—	MIOLX	MSOCX	MNOPX
International Real Estate Portfolio***	MSUAX	IERBX	MSTHX	MSOLX	MSIJX	MIREX
U.S. EQUITY PORTFOLIOS:
Advantage Portfolio	MPAIX	MAPPX	—	MAPLX	MSPRX	MADSX
Growth Portfolio	MSEQX	MSEGX	—	MSHLX	MSGUX	MGRPX
Insight Portfolio	MFPIX	MFPHX	—	MFPLX	MSSPX	—
Opportunity Portfolio****	MGEIX	MEGPX	—	MGELX	MSONX	MOPSX
Small Company Growth Portfolio*****	MSSGX	MSSMX	—	MSSLX	MSCOX	MFLLX
U.S. Real Estate Portfolio	MSUSX	MUSDX	—	MSULX	MSURX	MURSX
FIXED INCOME PORTFOLIOS:
Emerging Markets Domestic Debt Portfolio****	MSIEX	IEDBX	—	MEDLX	MSDDX	MEMDX
Emerging Markets External Debt Portfolio	MEAIX	MEAPX	—	MEALX	MSEDX	MRDPX
ASSET ALLOCATION PORTFOLIO:
Multi-Asset Portfolio	MMPIX	MMPPX	—	MMPLX	MSMEX	—

The footnotes following the table of the Statement of Additional Information listing the Fund's current portfolios are hereby deleted and replaced with the following:

*  The Fund has suspended offering Class L shares of each Portfolio to all investors. Existing Class L shareholders may invest through reinvestment of dividends and distributions. Class L shares of the Emerging Markets Leaders Portfolio are not being offered at this time. You do not currently have the option of purchasing Class L shares.

**  Formerly Select Global Infrastructure Portfolio.

***  The Portfolio's Class H shares are currently closed to all investors.

****  Class C shares of the Portfolio are not being offered at this time.

*****  The Portfolio's Class A shares are currently closed to new investors. The Portfolio's Class I and Class IS shares are closed to new investors with certain exceptions. Class C shares of the Portfolio are not being offered at this time.

Please retain this supplement for future reference.